Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Contingent Liabilities	Contingent liabilities
	June 30, 2025		December 31, 2024
	USD	AED	AED
Labor guarantees	34,041	125,000	125,000